Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss per share

Note 8. Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of Common Stock actually outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of Common Stock outstanding and dilutive potential Common Stock that would be issued upon the exercise of Common Stock warrants and options. For the three months ended September 30, 2016 and 2015 and the nine months ended September 30, 2016 and 2015, the effect of issuing the potential common stock is anti-dilutive due to the net losses in those periods and the number of shares used to compute basic and diluted earnings per share are the same in each of those periods.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Convertible preferred stock of 13,780 shares	13,780,000	—	13,780,000	—
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	480,147	480,147	480,147
Options to purchase common stock	2,938,152	1,863,171	2,938,152	1,863,171
Warrants issued in 2009 to purchase common stock	9,259	9,259	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	82,500	82,500	82,500
Series A Warrants to purchase common stock	2,425,605	2,425,605	2,425,605	2,425,605
Series B Warrants to purchase common stock	—	527,573	—	527,573
Series C Warrants to purchase common stock	590,415	590,415	590,415	590,415
Series D Warrants to purchase common stock	2,930,812	—	2,930,812	—

Note 12. Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of Common Stock actually outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of Common Stock outstanding and dilutive potential Common Stock that would be issued upon the exercise of Common Stock warrants and options. For the year ended December 31, 2015 and 2014, the effect of issuing the potential common stock is anti-dilutive due to the net losses in those periods and the number of shares used to compute basic and diluted earnings per share are the same in each of those periods.

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	As of December 31,
	2015	2014
Convertible preferred stock	2,462,162	—
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	523,867
Options to purchase common stock	1,858,839	1,072,011
Warrants issued in 2009 to purchase common stock	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	82,500
Series A warrants to purchase common stock	2,425,605	2,449,605
Series B warrants to purchase common stock	116,580	2,449,605
Series C warrants to purchase common stock	590,415	—
Series D warrants to purchase common stock	1,280,324	—